Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$17,973,763.87	0.4621693	$-	-	$17,973,763.87
Class D Notes	$29,340,000.00	1.0000000	$-	-	$29,340,000.00
Total Securities	$47,313,763.87	0.0349318	$-	-	$47,313,763.87

Weighted Avg. Coupon (WAC)	5.38%		5.45%
Weighted Avg. Remaining Maturity (WARM)	14.87		14.17
Pool Receivables Balance	$75,289,168.03		$66,455,856.91
Remaining Number of Receivables	18,126		17,255

Adjusted Pool Balance	$74,607,726.54		$65,880,632.12

III. COLLECTIONS

Principal:
Principal Collections	$8,687,700.88
Repurchased Contract Proceeds Related to Principal	$31,399,928.04
Recoveries/Liquidation Proceeds	$222,341.61
Total Principal Collections	$40,309,970.53

Interest:
Interest Collections	$336,096.45
Late Fees & Other Charges	$34,631.70
Interest on Repurchase Principal	$-
Total Interest Collections	$370,728.15

Collection Account Interest	$2,608.30
Reserve Account Interest	$2,215.78
Servicer Advances	$-

Total Collections	$40,685,522.76

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$40,685,522.76
Reserve Account Release					$6,823,490.67
Total Available for Distribution					$47,509,013.43
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$62,740.97	$-	$62,740.97	$62,740.97
Collection Account Interest					$2,608.30
Late Fees & Other Charges					$34,631.70
Total due to Servicer					$99,980.97

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$31,454.09		$31,454.09	$31,454.09

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$47,313,763.87

Reserve Account Release					$6,823,490.67
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$47,313,763.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$8,727,094.42		$17,973,763.87
Class D Notes Total:		$-		$29,340,000.00
Total Noteholders Principal		$8,727,094.42		$47,313,763.87

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$681,441.49
Beginning Period Amount	$681,441.49
Current Period Amortization	$106,216.70
Ending Period Required Amount	$575,224.79
Ending Period Amount	$575,224.79
Next Distribution Date Amount	$481,895.03

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$6,823,490.67
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$65,880,632.12	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	4.83%	2.00%
Overcollateralization as a % of Current Adjusted Pool	36.58%	100.00%	41.43%

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.73%	16,864	96.12%	$63,878,165.12
30 - 60 Days	1.87%	322	3.18%	$2,110,815.82
61 - 90 Days	0.35%	60	0.60%	$398,530.10
91-120 Days	0.05%	9	0.10%	$68,345.87
121 + Days	0.00%	0	0.00%	$-
Total		17,255		$66,455,856.91

Delinquent Receivables 30+ Days Past Due
Current Period	2.27%	391	3.88%	$2,577,691.79
1st Preceding Collection Period	2.39%	434	3.90%	$2,936,935.18
2nd Preceding Collection Period	2.87%	540	4.72%	$3,946,037.36
3rd Preceding Collection Period	3.03%	591	4.66%	$4,311,842.34
Four-Month Average	2.64%		4.29%

Repossession in Current Period		18		$139,751.19
Repossession Inventory		46		$106,713.42

Current Charge-Offs
Gross Principal of Charge-Offs				$145,610.24
Recoveries				$(222,341.61)
Net Loss				$(76,731.37)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.22%

Average Pool Balance for Current Period				$70,872,512.47

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.30%
1st Preceding Collection Period				-0.93%
2nd Preceding Collection Period				0.23%
3rd Preceding Collection Period				-0.23%
Four-Month Average				-0.56%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	21	2,324	$31,944,414.57
Recoveries	22	2,174	$(22,348,740.07)
Net Loss			$9,595,674.50
Cumulative Net Loss as a % of Initial Pool Balance			0.69%

Net Loss for Receivables that have experienced a Net Loss *	15	1,826	$9,825,540.68
Average Net Loss for Receivables that have experienced a Net Loss			$5,380.91

Principal Balance of Extensions			$401,089.10
Number of Extensions			55

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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